Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

	Fiscal Years Ended March 31,
	2026	2025	2024
Sales of Software	¥294,528	¥150,971	¥75,125
Consulting and Support Services	315,291	524,590	617,979
Other	1,889	—	—
Total	¥611,708	¥675,561	¥693,104

	Fiscal Years Ended March 31,
	2026	2025	2024
Timing of transfer of goods and services
Point in time	¥15,739	¥—	¥336,031
Over time	595,969	675,561	357,073
Total	¥611,708	¥675,561	¥693,104

Schedule of Activity in Deferred Revenue

The following table summarizes the activity in deferred revenue during the fiscal years ended March 31, 2026 and 2025.

	Fiscal Years Ended March 31,
	2026	2025
Deferred revenue, beginning of period	¥764,933	¥399,413
Deferred revenue, end of period	1,228,733	764,933

Revenue recognized in the period from amounts included in deferred revenue at the beginning of period	372,940	93,870